Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001479599
| O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Risk/Return Supplement [Text Block]		ck0001479599_SupplementTextBlock

FQF TRUST

Supplement Dated September 2, 2015

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

Prospectus Dated August 24, 2015

6.

The table titled “Annual Fund Operating Expenses” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees (1)	0.68%
Distribution and/or Service (12b-1) Fees (2)	0.00%
Acquired Fund Fees and Expenses (3)	0.58%
Other Expenses (3)	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement (4)	(0.59)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.68%

(1) Effective August 24, 2015, the Fund’s management fee was lowered from 0.75% to 0.68%.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(3) Based on estimated amounts for the current fiscal year.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Asia Pacific Quality Dividend ETF. This undertaking can only be changed with the approval of the Board of Trustees.

7.	The table under “Example” in the “Fund Summaries” section for the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF is deleted in its entirety and replaced with the following:

1 YEAR	3 YEARS
$69	$225

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2018-07-10
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Supplement Closing [Text Block]		ck0001479599_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
| O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF | O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Other Expenses	[3]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		rr_NetExpensesOverAssets	0.68%
1 YEAR		rr_ExpenseExampleYear01	$ 69
3 YEARS		rr_ExpenseExampleYear03	$ 225

[1]	Effective August 24, 2015, the Fund’s management fee was lowered from 0.75% to 0.68%.
[2]	Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The Fund’s investment adviser, FFCM LLC (“Adviser”), has agreed to waive its fees and reimburse expenses for the Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses, and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.68%. In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the O’Shares FTSE Asia Pacific Quality Dividend ETF. This undertaking can only be changed with the approval of the Board of Trustees.